TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION
Schedule of Significant Components of Provision for Income Taxes on Earnings

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current:
PRC	6,198	3,641	(70,284)
U.S.	5	2,274	237
Deferred:
PRC	6,156	1,065	14,396
U.S.	558	(5,918)	(3,457)
Provision for income tax expenses	12,917	1,062	(59,108)

Schedule of Principal Components of the Group's Deferred Tax Assets and Liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax asset:
Accrued expense	5,241	3,132
Allowance for doubtful accounts	37,470	22,486
Tax loss carried forward	275,914	264,748
Deferred advertising expense	222	205
Impairment of long-lived tangible assets	357	357
Discount on long-term receivables from Jinghan Taihe	8,930	8,930
Total deferred tax assets	328,134	299,858
Valuation allowance	(297,689)	(286,169)
Deferred tax assets, net of valuation allowance	30,445	13,689

Deferred tax liabilities:
- Unrecognized valuation surplus and deficit - acquisition	81,125	81,125
- Unrecognized valuation surplus and deficit - decrease due to amortization and impairment	(62,759)	(71,305)
- Unrealized profit of short-term investments	235	198
- Accelerated fixed assets depreciation	2,119	2,356
- Unrealized gain on acquisition/disposal	3,387	1,284
Total deferred tax liabilities	24,107	13,658
Deferred tax assets, net of valuation allowance and deferred tax liabilities	6,338	31

Summary of amounts and expiration dates of operating loss carryforward

Amount
RMB
2022	30,541
2023	42,007
2024	32,407
2025	30,406
2026 and thereafter	647,009
Total	782,370

Schedule of Roll-forward of Valuation Allowance

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	278,437	249,626	297,689
Allowance made during the year	96,336	66,346	39,579
Decrease due to disposal/deregistration of subsidiaries	(65,639)	(2,408)	(759)
Reversals	(59,508)	(15,875)	(50,340)
Balance at end of the year	249,626	297,689	286,169

Schedule of Reconciliation Between Total Income Tax Expense and Amount Computed by Applying the Weighted Average Statutory Income Tax Rate to Income Before Income Taxes

	Years ended December 31,
	2019	2020	2021
	%	%	%
PRC statutory income tax rate	25%	25%	25%
Impact of different tax rates in other jurisdictions	(8)%	(1)%	40%
Tax effect of preferential tax rate for small enterprises	(5)%	5%	(4)%
Tax effect of non-deductible expenses	(2)%	29%	(24)%
Tax effect of non-taxable income	2%	19%	55%
Tax effect of tax-exempt entities	17%	(20)%	(104)%
Deferred tax effect of tax rate change	(35)%	47%	(91)%
Tax effect of statue expiration	0%	0%	160%
Changes in valuation allowance	(9)%	(106)%	47%
Effective tax rate	(15)%	(2)%	104%

Schedule of Reconciliation of Beginning and Ending Amount of Liabilities Associated with Uncertain Tax Positions

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	26,246	32,152	34,763
The amount of decreases in the unrecognized tax benefits relating to settlements with taxing authorities	(242)	(69)	(50)
Additions for tax position of current year	6,148	3,231	5,063
Decrease due to disposal of subsidiaries (Note 26)	—	(551)	—
Decrease due to deregistration of subsidiary	—	—	(5,465)
Decrease due to expiration of claw-back period	—	—	(12,836)
Unrecognized tax benefits, end of year	32,152	34,763	21,475